Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025
Common stock, shares issued	19,705,275	19,594,687
Common stock, shares outstanding	19,705,275	19,594,687
Preferred stock, par value	$ 0	$ 0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Class A Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common Stock, Shares Authorized, Unlimited	Unlimited	Unlimited
Common stock, shares issued	11,987,305	11,876,717
Common stock, shares outstanding	11,987,305	11,876,717
Class B Common Stock [Member]
Common stock, par value	$ 0	$ 0
Common stock, shares issued	7,717,970	7,717,970
Common stock, shares outstanding	7,717,970	7,717,970
Preferred Stock, Shares Authorized, Unlimited	Unlimited	Unlimited